Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022	Sep. 30, 2023		Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 12,731		$ 10,271	$ 48,960		$ 47,959	$ 85,946	$ 72,550
Operating expenses:
Cost of revenue (excluding depreciation)	25,768		17,285	71,375		54,688	75,513	100,307
Depreciation	329		276	944		783	1,072	840
General and administrative expense (excluding depreciation)	9,853		4,507	27,006		11,004	14,868	9,291
Total operating expenses	35,950		22,068	99,325		66,475	91,453	110,438
Operating loss	(23,219)		(11,797)	(50,365)		(18,516)	(5,507)	(37,888)
Other income (expense), net:
Interest expense, net	(228)		(270)	(781)		(523)	(836)	(224)
Gain on extinguishment of debt								1,806
Change in fair value of earn-out liabilities	36,036			61,066
Change in fair value of warrant liabilities	10,259			10,259
Change in fair value of SAFE Agreements			(255)	(2,353)		181	(91)	527
Loss on issuance of securities	(6,729)			(6,729)
Other income (expense), net	(418)		10	(379)		5	6	133
Total other income, net	38,920		(515)	61,083		(337)	(921)	2,242
Income (loss) before income taxes	15,701		(12,312)	10,718		(18,853)	(6,428)	(35,646)
Income tax benefit (expense)	(605)		380	(292)		25	23	(2)
Net income (loss)	15,096		(11,932)	10,426		(18,828)	$ (6,405)	$ (35,648)
Net loss attributable to Intuitive Machines, LLC prior to the Business Combination			(11,932)	(5,751)		(18,828)
Net income for the period February 13, 2023 through June 30, 2023	15,096			16,177
Net loss attributable to redeemable noncontrolling interest	(18,555)			(37,635)
Net income attributable to the Company	33,651			53,812
Less: Cumulative preferred dividends	(674)			(1,657)
Net income attributable to Class A common shareholders	$ 32,977			$ 52,155
Net income per share(1)
Net income per share of Class A common stock – basic (in Dollars per share)	$ 1.89	[1]		$ 3.2	[1]		$ (0.05)	$ (0.29)
Net income per share of Class A common stock – diluted (in Dollars per share)	$ 1.29	[1]		$ 2.16	[1]		$ (0.05)	$ (0.29)
Weighted-average common shares outstanding
Weighted average shares outstanding – basic (in Shares)	17,411,217			16,294,029			122,501,241	122,500,000
Weighted average shares outstanding – diluted (in Shares)	26,126,245			24,964,408			122,501,241	122,500,000

[1]	As a result of the Business Combination (as defined herein), the capital structure has changed and income per share information is only presented after the Closing Date (as defined herein) of the Business Combination, for the period from February 13, 2023 through September 30, 2023. See Note 3 — Business Combination and Related Transactions and Note 13 — Net Income per Share for additional information.